FPA QUEENS ROAD VALUE FUND

SCHEDULE OF INVESTMENTS

As of February 28, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.3%
	AEROSPACE/DEFENSE — 4.7%
8,000	General Dynamics Corp.	$1,307,760
6,600	Raytheon Technologies Corp.	475,134
		1,782,894
	APPAREL — 1.8%
8,500	VF Corp.	672,605
	BANKS — 5.1%
14,500	Bank of New York Mellon Corp.	611,320
9,000	JPMorgan Chase & Co.	1,324,530
		1,935,850
	COMPUTERS — 1.8%
46,378	Hewlett Packard Enterprise Co.	675,264
	COSMETICS/PERSONAL CARE — 0.7%
5,250	Unilever PLC ADR	273,315
	DIVERSIFIED FINANCIAL SERVICES — 14.4%
16,000	American Express Co.	2,164,160
9,000	Ameriprise Financial, Inc.	1,991,160
7,900	T. Rowe Price Group, Inc.	1,280,906
		5,436,226
	ELECTRIC — 5.7%
13,000	American Electric Power Co., Inc.	973,050
8,284	Duke Energy Corp.	709,028
8,400	Southern Co.	476,448
		2,158,526
	ELECTRONICS — 1.5%
3,400	Allegion PLC	369,852
3,150	Fortive Corp.	207,333
		577,185
	FOOD — 1.3%
9,000	Mondelez International, Inc., Class A	478,440
	HEALTHCARE-PRODUCTS — 4.6%
6,300	Danaher Corp.	1,383,921
3,022	Medtronic PLC	353,483
		1,737,404
	HEALTHCARE-SERVICES — 5.1%
6,300	Anthem, Inc.	1,910,097
	HOUSEHOLD PRODUCTS/WARES — 3.5%
6,086	Clorox Co.	1,101,870
1,717	Kimberly-Clark Corp.	220,343
		1,322,213
	INSURANCE — 5.2%
3	Berkshire Hathaway, Inc., Class A1	1,093,740
10,000	Prudential Financial, Inc.	867,200
		1,960,940
	MACHINERY-DIVERSIFIED — 1.7%
9,000	Ingersoll Rand, Inc.[1]	417,060
3,300	Otis Worldwide Corp.	210,243
		627,303
	MEDIA — 2.6%
5,151	Walt Disney Co.[1]	973,745
	MISCELLANEOUS MANUFACTURING — 12.0%
3,600	3M Co.	630,216
18,000	Eaton Corp. PLC	2,343,420
10,200	Trane Technologies PLC	1,563,048
		4,536,684
	PHARMACEUTICALS — 6.2%
5,000	Bristol-Myers Squibb Co.	306,650
13,820	Merck & Co., Inc.	1,003,608
31,000	Pfizer, Inc.	1,038,190
		2,348,448
	RETAIL — 2.3%
4,225	McDonald's Corp.	870,941
	SEMICONDUCTORS — 4.2%
26,000	Intel Corp.	1,580,280
	SOFTWARE — 5.2%
25,000	Oracle Corp.	1,612,750
2,500	VMware, Inc., Class A1	345,525
		1,958,275
	TELECOMMUNICATIONS — 8.0%
37,500	Cisco Systems, Inc.	1,682,625
20,000	Corning, Inc.	764,800
10,000	Verizon Communications, Inc.	553,000
		3,000,425
	TRANSPORTATION — 1.7%
3,000	Union Pacific Corp.	617,880
	TOTAL COMMON STOCKS
	(Cost $15,180,753)	37,434,940
	TOTAL INVESTMENTS — 99.3%
	(Cost $15,180,753)	37,434,940
	Other Assets in Excess of Liabilities — 0.7%	246,990
	TOTAL NET ASSETS — 100.0%	$37,681,930

ADR – American Depositary Receipt

PLC – Public Limited Company

1	Non-income Producing.

FPA QUEENS ROAD SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of February 28, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 76.7%
	AEROSPACE/DEFENSE — 1.1%
44,809	Astronics Corp.[1]	$707,982
73,372	Ducommun, Inc.[1]	3,991,437
		4,699,419
	AGRICULTURE — 1.5%
104,180	Darling Ingredients, Inc.[1]	6,567,507
	APPAREL — 5.6%
58,772	Carter's, Inc.	4,905,699
30,860	Deckers Outdoor Corp.[1]	10,063,755
10,349	Delta Apparel, Inc.[1]	282,114
98,166	PVH Corp.	9,812,673
		25,064,241
	BANKS — 1.9%
174,502	ServisFirst Bancshares, Inc.	8,648,319
	COMMERCIAL SERVICES — 0.1%
11,760	Cass Information Systems, Inc.	506,621
	COMPUTERS — 1.3%
69,619	Science Applications International Corp.	5,996,284
	DISTRIBUTION/WHOLESALE — 2.3%
291,416	G-III Apparel Group Ltd.[1]	8,389,867
47,401	VSE Corp.	1,827,782
		10,217,649
	ELECTRICAL COMPONENTS & EQUIPMENT — 0.7%
18,974	Graham Corp.	291,061
8,195	Littelfuse, Inc.	2,132,503
27,325	Powell Industries, Inc.	850,627
		3,274,191
	ELECTRONICS — 4.3%
31,199	Arrow Electronics, Inc.[1]	3,128,012
79,924	SYNNEX Corp.	7,126,024
386,007	Vishay Intertechnology, Inc.	9,213,987
		19,468,023
	ENGINEERING & CONSTRUCTION — 3.0%
156,177	MasTec, Inc.1	13,548,355
	FOOD — 2.2%
200,980	TreeHouse Foods, Inc.[1]	10,053,020
	FOREST PRODUCTS & PAPER — 3.3%
315,179	Schweitzer-Mauduit International, Inc.	14,718,859
	GAS — 3.4%
182,460	New Jersey Resources Corp.	7,168,853
321,853	South Jersey Industries, Inc.	8,081,729
		15,250,582
	INSURANCE — 10.7%
383,598	American Equity Investment Life Holding Co.	10,598,813
53,420	American National Group, Inc.	4,808,868
296,143	CNO Financial Group, Inc.	7,125,200
26,226	Crawford & Co., Class B	238,657
307,556	Horace Mann Educators Corp.	11,853,208
129,811	RLI Corp.	13,544,480
		48,169,226
	INTERNET — 0.6%
53,406	TripAdvisor, Inc.[1]	2,650,006
	MACHINERY-CONSTRUCTION & MINING — 2.1%
90,689	Oshkosh Corp.	9,613,034
	MACHINERY-DIVERSIFIED — 4.7%
12,587	AGCO Corp.	1,629,765
50,923	Colfax Corp.[1]	2,258,435
83,777	CSW Industrials, Inc.	10,519,878
94,946	Graco, Inc.	6,584,505
		20,992,583
	MEDIA — 1.1%
173,409	Scholastic Corp.	4,994,179
	METAL FABRICATE/HARDWARE — 0.6%
158,063	LB Foster Co.[1]	2,679,168
	MINING — 0.9%
224,440	Livent Corp.[1]	4,179,073
	MISCELLANEOUS MANUFACTURING — 3.3%
14,303	Chase Corp.	1,540,147
150,266	Fabrinet[1]	13,272,996
		14,813,143
	OFFICE FURNISHINGS — 0.3%
88,947	Kimball International, Inc., Class B	1,150,974
	PACKAGING & CONTAINERS — 1.8%
497,217	Graphic Packaging Holding Co.	7,890,834
	PHARMACEUTICALS — 1.5%
193,165	Owens & Minor, Inc.	6,569,542
	REITS — 0.6%
96,306	Equity Commonwealth	2,716,792
	RETAIL — 2.9%
152,439	MSC Industrial Direct Co., Inc., Class A	13,129,571
	SAVINGS & LOANS — 2.2%
153,317	Axos Financial, Inc.[1]	7,093,978

209,030	Investors Bancorp, Inc.	2,788,460
		9,882,438
	SEMICONDUCTORS — 3.9%
131,911	Synaptics, Inc.[1]	17,680,031
	SOFTWARE — 3.7%
65,895	Concentrix Corp.[1]	8,138,691
179,166	CSG Systems International, Inc.	8,268,511
		16,407,202
	TELECOMMUNICATIONS — 4.0%
280,918	InterDigital, Inc.	17,801,774
	TEXTILES — 1.1%
20,452	UniFirst Corp.	4,955,315
	TOTAL COMMON STOCKS
	(Cost $231,488,457)	344,287,955
	PREFERRED STOCKS — 0.0%
	DISTRIBUTION/WHOLESALE — 0.0%
6,085	WESCO International, Inc.	184,710
	TOTAL PREFERRED STOCKS
	(Cost $161,252)	184,710

Principal Amount
	SHORT-TERM INVESTMENTS — 9.6%
	U.S. TREASURY BILLS — 9.6%
$10,000,000	0.01%, 3/25/2021	9,999,750
7,830,000	0.03%, 4/22/2021	7,829,632
10,163,000	0.03%, 5/20/2021	10,161,923
15,000,000	0.03%, 6/17/2021	14,997,645
		42,988,950
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $42,986,264)	42,988,950
	TOTAL INVESTMENTS — 86.3%
	(Cost $274,635,973)	387,461,615
	Other Assets in Excess of Liabilities — 13.7%	61,463,679
	TOTAL NET ASSETS — 100.0%	$448,925,294

[1]	Non-income Producing.